SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		8,243,762	2,171,714
Percentage Of Monthly Deposits Behalf Of Insurance Companies		8.33%
Inventory Write-down	$ 106	$ 1,046
Advertising Expense		126	$ 175
Asset Impairment Charges		$ 489	$ 0
Bank Time Deposits [Member]
Accounting Policies [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		0.42%	1.09%